Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2055 Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	9.12%
5 Years	10.65%
10 Years	8.61%
Investor C Shares
Average Annual Return:
1 Year	13.32%
5 Years	10.98%
10 Years	8.54%
Institutional Shares
Average Annual Return:
1 Year	15.47%
5 Years	12.14%
10 Years	9.49%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	14.68%
5 Years	10.24%
10 Years	8.02%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.32%
5 Years	8.96%
10 Years	7.23%
Class R Shares
Average Annual Return:
1 Year	14.96%
5 Years	11.62%
10 Years	8.95%